UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22878

 NAME OF REGISTRANT:                     Rx Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1345 Avenue of the Americas
                                         2nd Floor
                                         New York, NY 10105

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Joseph Gomes
                                         1345 Avenue of the Americas
                                         2nd Floor
                                         New York, NY 10105

 REGISTRANT'S TELEPHONE NUMBER:          646-747-3480

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017




Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Rx Funds Trust
By (Signature)       /s/ Darlene DeRemer
Name                 Darlene DeRemer
Title                President
Date                 08/15/2017